Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net loss	$ (4,827,314)	$ (1,621,546)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	26,806	2,983
Warrant issued for technology license fee	209,825	0
Gain on debt extinguishment	(172,056)	0
Changes in assets and liabilities:
Grant funds and other receivables	182,663	(72,551)
Prepaid expenses and other current assets	106,979	82,274
Amortization of debt discount	0	124,185
Accounts payable and accrued expenses	(289,477)	252,036
Total adjustments	314,043	412,927
Net cash used in operating activities	(4,513,271)	(1,208,619)
Cash flows from investing activities
Purchase of property and equipment	(47,718)	(2,470)
Net cash used in investing activities	(47,718)	(2,470)
Cash flows from financing activities:
Net proceeds from sale of common stock and warrants	9,408,920	11,158,496
Net proceeds from sale of preferred stock	0	300,000
Net proceeds from warrant exercises	3,404,156	0
Net proceeds from bridge financing	0	888,500
Net proceeds from issuance of note payable	0	170,200
Repurchase of preferred stock	(1,000)	0
Principal repayment of note payable	(27,864)	(8,854)
Net cash provided by financing activities	12,784,212	12,508,342
Net increase in cash and cash equivalents	8,223,223	11,297,253
Cash and cash equivalents at beginning of period	9,883,796	283,341
Cash and cash equivalents at end of period	18,107,019	11,580,594
Employees and Directors [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	168,570	0
Consultants [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	$ 80,733	$ 24,000